Summary of Fair Value of Derivative Instruments on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument, Fair Value Disclosure [Abstract]
Assets (liabilities), net, Beginning Balances			$ 149,244
Change in derivative instruments designated as cash flow hedges	$ 50,220	$ 54,227	82,459	$ 143,327
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(19,488)	$ (5,061)	(54,452)	$ (766)
Assets (liabilities), net Ending Balances	$ 177,251		$ 177,251